Share based compensation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) USD ($)	Dec. 31, 2019 CNY (¥) USD ($)	Dec. 31, 2021 USD ($) $ / shares
Share based compensation
Exercise price | $ / shares				$ 0.001
Number of share options outstanding | $		2,493,404	5,940,452	1,270,445
Weighted average remaining contractual life of options outstanding at end of period	7 years 5 months 1 day
Share-based compensation expenses | ¥	¥ 35,463,000	¥ 78,967,000	¥ 47,788,000